Credit Risk - Disclosure of Segment by Exposure by Gross and Net Credit Exposure (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Exposures	£ 313,347	£ 322,745
Stage 3
Disclosure of credit risk exposure [line items]
Exposures	3,017	2,996
Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	826	1,020
Collateral	439	391
Net exposure	387	629
Stage 3 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Exposures	723	853
Collateral	354	286
Net exposure	369	567
Stage 3 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Exposures	103	167
Collateral	85	105
Net exposure	18	62
Stage 3 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	2	0
Collateral	0	0
Net exposure	2	0
Stage 3 | Corporate Centre | Legacy Portfolios in run-off
Disclosure of credit risk exposure [line items]
Exposures	2
Collateral	0
Net exposure	£ 2
Stage 3 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposures		0
Collateral		0
Net exposure		0
Stage 3 | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Exposures		0
Collateral		0
Net exposure		£ 0